Related Party Transactions and Balances - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Sales to Flakeshield [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 8,805	$ 10,295
Purchase from Flakeshield [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		3,314
Rental expenses to Mr. Lew [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	18,094	16,456
Repayment to OFL [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		231,190
Repayment to SBCL [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		381,339
Repayment to Kirby Australia [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		$ 2,638